11 COMMITMENTS, CONTINGENCIES AND UNCERTAINTIES (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Rent expense	$ 0	$ 0	$ 9,360